COMMITMENTS AND CONTINGENCIES - Loans and Unfunded Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Unused Commitments to Extend Credit	$ 3,982,599	$ 3,904,732
Loans and Leases Receivable, Net of Deferred Income	10,933,176	10,298,971
Commercial
Other Commitments [Line Items]
Unused Commitments to Extend Credit	1,942,868	1,833,977
Loans and Leases Receivable, Net of Deferred Income	3,501,221	3,410,272
Lease financing
Other Commitments [Line Items]
Unused Commitments to Extend Credit	0	6,842
Loans and Leases Receivable, Net of Deferred Income	474,817	236,124
Construction real estate
Other Commitments [Line Items]
Unused Commitments to Extend Credit	565,009	689,015
Loans and Leases Receivable, Net of Deferred Income	564,832	512,050
Commercial real estate-investor
Other Commitments [Line Items]
Unused Commitments to Extend Credit	101,689	107,205
Loans and Leases Receivable, Net of Deferred Income	3,138,629	3,094,064
Commercial real estate-owner
Other Commitments [Line Items]
Unused Commitments to Extend Credit	40,346	48,208
Loans and Leases Receivable, Net of Deferred Income	942,310	958,695
Residential real estate
Other Commitments [Line Items]
Unused Commitments to Extend Credit	98,686	74,089
Loans and Leases Receivable, Net of Deferred Income	1,333,674	1,092,265
Home equity
Other Commitments [Line Items]
Unused Commitments to Extend Credit	972,474	903,459
Loans and Leases Receivable, Net of Deferred Income	758,676	733,791
Installment
Other Commitments [Line Items]
Unused Commitments to Extend Credit	25,841	16,073
Loans and Leases Receivable, Net of Deferred Income	159,078	209,895
Credit card
Other Commitments [Line Items]
Unused Commitments to Extend Credit	235,686	225,864
Loans and Leases Receivable, Net of Deferred Income	$ 59,939	$ 51,815